Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income [Line Items]
Financial assets	$ 1,190,863	$ 1,354,902
Financial liabilities	1,617,859	1,619,261
United States Dollars [Member]
Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income [Line Items]
Financial assets	320,994	468,714
Financial liabilities	73,970
Bolivianos [Member]
Financial Instruments (Details) - Schedule of Currency Risk Affect Net Income [Line Items]
Financial assets	869,869	886,188
Financial liabilities	$ 1,543,889	$ 1,619,261